advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
advance billings and customer deposits
Contract liabilities at beginning of period	$ 914	$ 870
Revenue deferred in previous period and recognized in current period	(625)	(630)
Net additions arising from operations	678	623
Additions arising from business acquisitions	7	51
Contract liabilities at end of period	974	914
Current	886	826
Non-current
Deferred revenues	84	82
Deferred customer activation and connection fees	$ 4	$ 6